Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2018 MXN ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 1,086	$ 20,491	$ 23,727
Trade receivables, net	821	15,476	14,847
Inventories	559	10,538	10,051
Recoverable taxes	401	7,567	6,038
Other current financial assets	57	1,076	805
Other current assets	87	1,648	2,022
Total current assets	3,011	56,796	57,490
Non-current assets:
Investments in other entities	517	9,751	10,518
Right-of-use assets	73	1,382	0
Property, plant and equipment, net	3,244	61,187	61,942
Intangible assets, net	5,941	112,050	116,804
Deferred tax assets	553	10,432	8,438
Other non-current financial assets	11	204	2,123
Other non-current assets	321	6,037	6,472
Total non-current assets	10,660	201,043	206,297
TOTAL ASSETS	13,671	257,839	263,787
CURRENT LIABILITIES:
Bank loans and notes payable	47	882	1,382
Current portion of non-current debt	562	10,603	10,222
Current portion of lease liabilities	26	483	0
Interest payable	23	439	497
Suppliers	1,052	19,832	19,746
Accrued liabilities	548	10,331	5,904
Taxes payable	379	7,156	7,207
Other current financial liabilities	68	1,284	566
Total current liabilities	2,705	51,010	45,524
NON CURRENT LIABILITIES:
Bank loans and notes payable	3,101	58,492	70,201
Post-employment and other non-current employee benefits	175	3,293	2,652
Non-current portion of lease liabilities	48	900	0
Deferred tax liabilities	200	3,771	2,856
Other non-current financial liabilities	101	1,897	1,376
Provisions and other non-current liabilities	465	8,791	9,428
Total non-current liabilities	4,090	77,144	86,513
TOTAL LIABILITIES	6,795	128,154	132,037
EQUITY:
Common stock	109	2,060	2,060
Additional paid-in capital	2,416	45,560	45,560
Retained earnings	4,020	75,820	71,270
Other equity instruments	(92)	(1,740)	(1,524)
Accumulated other comprehensive income	65	1,234	7,578
Equity attributable to equity holders of the parent	6,518	122,934	124,944
Non-controlling interest in consolidated subsidiaries	358	6,751	6,806
TOTAL EQUITY	6,876	129,685	131,750
TOTAL LIABILITIES AND EQUITY	$ 13,671	$ 257,839	$ 263,787

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1